Fair Value Measurements (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2020
Assets:
Description	Marketable securities held in Trust Account
Fair Value, Inputs, Level 1 [Member]
Assets:
Description		Marketable securities held in Trust Account
Fair value	$ 250,124,562	$ 251,951,489	$ 250,124,562